[Letterhead of Old Mutual Capital, Inc.]

                                             December 21, 2005

VIA EDGAR
----------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  Re:    Old Mutual Advisor Funds
                         File Nos. 333-116057; 811-21587
                         -------------------------------


Ladies and Gentlemen:

      On behalf of Old Mutual Advisor Funds ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the form of prospectus for Institutional Class shares and statement of additional information for Class A, C, Z and Institutional Class shares for Old Mutual Analytic Defensive Equity Fund, a series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 16, 2005 (Accession No. 0001135428-05-000700).

      If you have any questions or comments regarding this filing, please call Jay G. Baris at 212-715-7515.

                                         Very truly yours,


                                         Old Mutual Advisor Funds


                                         By: /s/ Andra C. Ozols
                                             ----------------------
                                             Andra C. Ozols
                                             Vice President


cc:      Houghton R. Hallock, Jr.
         David J. Bullock
         Andra C. Ozols
         Mark Pietkiewicz
         Carl Frischling
         Jay G. Baris